Leases (Details 2)	Mar. 31, 2024	Mar. 31, 2023
Weighted-average remaining lease term (years):
Operating lease	3 years 8 months 15 days	3 years 10 months 24 days
Finance lease	1 year 8 months 1 day	1 year 10 months 6 days
Weighted-average discount rate:
Operating lease	10.70%	10.65%
Finance lease	12.60%	10.56%